Business Combinations and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Result of the measurement period adjustment of Company revised the 2012 Consolidated Financial Statements

Revision of Previously Issued Financial Statements

As a result of the measurement period adjustment discussed above, the Company revised the 2012 Consolidated Financial Statements as noted herein and, as applicable, 2012 amounts related to loans, net, allowance for loan losses, other real estate owned, goodwill, deferred income taxes, net and accrued interest payable and other liabilities, as adjusted in Notes 5, 6, 9, 10, 15, 19, 20 and 21:

(Dollars in thousands)	December 31, 2012 Revised	December 31, 2012 as Filed

Total assets	$7,306,953	$7,295,713
Total liabilities	6,151,610	6,139,682
Total shareholders’ equity	1,155,343	1,156,031
Total liabilities and shareholders’ equity	7,306,953	7,295,713

	For the Year Ended
	December 31, 2012 Revised	December 31, 2012 as Filed

Income before income taxes	$33,483	$34,435
Income tax benefit	(21,542)	(21,278)
Net income attributable to Capital Bank Financial Corp.	50,491	51,179

Basic earnings per common share	$1.06	$1.07

Diluted earnings per common share	$1.04	$1.06

Pro forma information for periods presented as though acquisition had taken place at beginning of respective period

The following table reflects the pro forma total net interest income, non interest income and net loss for periods presented as though the acquisition of TIBB, CBKN, GRNB and SCMF had taken place at the beginning of each period.

	Pro Forma Years Ended December 31, (unaudited)
	2012	2011	2010
Net interest income	$285,899	$296,899	$256,308
Non-interest income	84,059	83,902	92,684
Net income (loss)	63,865	(30,327)	(206,050)

Southern Community [Member]
Business Acquisition [Line Items]
Summary of the Companys investment and acquisition opening balance sheet

A reconciliation of their impact on the acquired assets, assumed liabilities and prior period operating results is shown below:

(Dollars in thousands)	Reported on Dec. 31, 2012 as of October 1, 2012	Measurement Period Adjustments	Revised as of October 1, 2012
Fair value of assets acquired:
Cash and cash equivalents	$256,267		$256,267
Investment securities	189,771		189,771
Loans	774,781	43,238	818,019
Premises and equipment	35,061		35,061
Other intangible assets	6,860		6,860
Deferred tax asset	43,481	(15,532)	27,949
Other assets	60,159	(174)	59,985

Total assets acquired	1,366,380	27,532	1,393,912

Fair value of liabilities assumed:
Deposits	1,093,914		1,093,914
Long term debt and other borrowings	187,341		187,341
Other liabilities	17,703	11,656	29,359

Total liabilities assumed	1,298,958	11,656	1,310,614

Fair value of net assets acquired	67,422	15,876	83,298
Purchase price	99,325		99,325

Goodwill	$31,903	$(15,876)	$16,027

Green Bankshares Investment [Member]
Business Acquisition [Line Items]
Summary of the Companys investment and acquisition opening balance sheet

The most significant refinements included in the measurement period adjustments are as follows: (1) increases in the collectability of certain legacy bank fully charged-off loan balances and fees; (2) an increase in the estimated fair value of the core deposit intangible assets; (3) an increase in deferred tax assets related to the other fair value estimate changes offset by a reduction of expected realization of items considered to be built in losses; and (4) an increase in Goodwill caused by the net effect of these adjustments. The following table summarizes the Company’s GRNB Investment and Green Bankshares opening balance sheet as of September 7, 2011 adjusted to fair value:

	Reported on Dec. 31, 2011 as of Sept. 7, 2011	Measurement Period Adjustments	Revised as of Sept. 7, 2011
Fair value of assets acquired:
Cash and cash equivalents	$542,725	$—	$542,725
Investment securities	174,188	(450)	173,738
Loans	1,342,798	1,943	1,344,741
Goodwill	26,825	2,316	29,141
Premises and equipment	71,654	(564)	71,090
Other intangible assets	12,118	1,500	13,618
Deferred tax asset	54,642	(5,423)	49,219
Other assets	140,809	(124)	140,685

Total assets acquired	2,365,759	(802)	2,364,957

Fair value of liabilities assumed:
Deposits	1,872,050	—	1,872,050
Long term debt and other borrowings	231,152	—	231,152
Other liabilities	19,474	(802)	18,672

Total liabilities assumed	2,122,676	(802)	2,121,874

Net assets acquired	243,083	—	243,083
Less: non-controlling interest at fair value	(26,814)	—	(26,814)

	216,269	—	216,269
Underwriting and legal costs	750	—	750

Purchase price	$217,019	$—	$217,019

Capital Bank Investment [Member]
Business Acquisition [Line Items]
Summary of the Companys investment and acquisition opening balance sheet

The following table summarizes the Company’s investment in CBKN and the Company’s opening balance sheet adjusted to fair value:

As of Jan. 28, 2011
Fair value of assets acquired:
Cash and cash equivalents	$208,255
Investment securities	225,336
Mortgage loans held for sale	2,569
Loans	1,104,463
Goodwill	50,095
Other intangible assets	5,004
Deferred tax asset	66,509
Other assets	66,048

Total assets acquired	1,728,279

Fair value of liabilities assumed:
Deposits	1,351,467
Borrowings	123,837
Subordinated debt	19,867
Other liabilities	9,023

Total liabilities assumed	1,504,194

Net assets acquired	224,085
Less: non-controlling interest at fair value	(43,785)

180,300
Underwriting and legal costs	750

Purchase price	$181,050